Principal Accounting Policies (Marketable Securities) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Unrealized (loss) / gain on marketable securities	$ 2,588	15,668	3,384	(1,540)
Realized gain of marketable securities	$ 3,314	20,059	0	0